SEGMENTAL INFORMATION (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash flows from
Purchases of property, plant and equipment		$ (660,707)	$ (403,666)	$ (694,370)
Purchases of intangible assets		(96,206)	(87,318)	(88,587)
Net cash flows from (used in) operating activities		1,516,930	1,666,740	980,884
Net cash flow from (used in) investing activities		(358,370)	(287,422)	(431,789)
Net cash flows from (used in) financing activities		(1,052,209)	(1,179,088)	(396,279)
Air Transportation [Member]
Net cash flows from
Purchases of property, plant and equipment		660,631	403,282	693,581
Additions associated with maintenance		375,634	218,537	197,866
Other additions		284,997	184,745	495,715
Purchases of intangible assets	[1]	85,628	79,102	84,377
Net cash flows from (used in) operating activities		1,394,146	1,489,797	827,108
Net cash flow from (used in) investing activities		(348,348)	(278,790)	(426,989)
Net cash flows from (used in) financing activities		(956,510)	(1,010,705)	(246,907)
Coalition And Loyalty Program Multiplus [Member]
Net cash flows from
Purchases of property, plant and equipment		76	384	789
Additions associated with maintenance
Other additions		76	384	789
Purchases of intangible assets	[1]	10,578	8,216	4,210
Net cash flows from (used in) operating activities		111,161	186,367	154,411
Net cash flow from (used in) investing activities		(10,022)	(8,632)	(4,800)
Net cash flows from (used in) financing activities		(95,699)	(168,383)	(149,372)
Eliminations [Member]
Net cash flows from
Purchases of property, plant and equipment
Additions associated with maintenance
Other additions
Purchases of intangible assets	[1]
Net cash flows from (used in) operating activities		11,623	(9,424)	(635)
Net cash flow from (used in) investing activities
Net cash flows from (used in) financing activities
Operating Segments [Member]
Net cash flows from
Purchases of property, plant and equipment		660,707	403,666	694,370
Additions associated with maintenance		375,634	218,537	197,866
Other additions		285,073	185,129	496,504
Purchases of intangible assets	[1]	96,206	87,318	88,587
Net cash flows from (used in) operating activities		1,516,930	1,666,740	980,884
Net cash flow from (used in) investing activities		(358,370)	(287,422)	(431,789)
Net cash flows from (used in) financing activities		$ (1,052,209)	$ (1,179,088)	$ (396,279)

[1]	The Company does not have cash flows from purchases of intangible assets associated with maintenance.